Consolidated Statements of Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income
Consolidated net income (loss)	$ (842,542)	$ (481,664)	$ 3,679,781	$ 1,001,605
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate	75,170		(571,313)
Comprehensive income (loss)	(767,372)	(481,664)	3,108,468	1,001,605
Comprehensive (income) loss attributable to noncontrolling interests	67,945	44,760	(350,314)	(112,994)
Comprehensive income (loss) attributable to common stockholders	$ (699,427)	$ (436,904)	$ 2,758,154	$ 888,611